Loans and Leases (Summary of Loan and Lease Portfolio, Excluding Loans Covered by FDIC Loss Share Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 2,115,834	$ 1,880,483
Total loans and leases percentage	100.00%	100.00%
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,850,596	1,660,563
Total loans and leases percentage	87.50%	88.40%
Real Estate [Member] | Residential 1-4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	272,052	260,402
Total loans and leases percentage	12.90%	13.90%
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	807,906	708,766
Total loans and leases percentage	38.10%	37.70%
Real Estate [Member] | Construction/Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	578,776	478,106
Total loans and leases percentage	27.40%	25.40%
Real Estate [Member] | Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	50,619	71,158
Total loans and leases percentage	2.40%	3.80%
Real Estate [Member] | Multifamily Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	141,243	142,131
Total loans and leases percentage	6.70%	7.60%
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	159,804	120,048
Total loans and leases percentage	7.60%	6.40%
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	29,781	36,161
Total loans and leases percentage	1.40%	1.90%
Direct Financing Leases [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	68,022	54,745
Total loans and leases percentage	3.20%	2.90%
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 7,631	$ 8,966
Total loans and leases percentage	0.30%	0.40%